SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of suppliers accounted for 10% or more of research and development expenses

Supplier	2020	2021	2022
A	*	$2,385	$4,559
B	*	1,213	*
C	776	765	*
D	1,187	*	*
E	448	*	*
F	442	*	*
G	423	*	*
*	Represents less than 10% of research and development expenses for the years ended December 31, 2020, 2021 and 2022.